Equity Investment	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Equity Investment (Restated) [Abstract]
EQUITY INVESTMENT (RESTATED)
Note 17 – EQUITY INVESTMENT

On January 16, 2013 the Company entered into an agreement whereby it received a 37.5% equity interest in 360 Market Pty. Limited (“360”) in exchange for allowing 360 to utilize certain license rights.  There was no exchange of cash or debt for the transaction and it was accounted for at its fair value of $0.  The investment is accounted for by the equity method since the Company obtained a 37.5% equity interest.  Due to the continuous loss from inception through March 31, 2014 incurred by 360, the Company did not recognize any income or return from the investment as doing so would have created a negative carrying value in the investment account.  The Company discontinued using the equity method rather than establish a negative balance.  The investment retains a zero balance until subsequent investee profits eliminate all unrealized losses.  In addition, 360 has had a negative equity position since inception of the investment thereby precluding any other disclosure regarding our underlying position in the net equity of 360.

Note 14 – EQUITY INVESTMENT (RESTATED)

On January 16, 2013 the Company entered into an agreement whereby it received a 37.5% equity interest in 360 Market Pty. Limited (“360”) in exchange for allowing 360 to utilize certain license rights.  There was no exchange of cash or debt for the transaction and it was accounted for at its fair value of $0.  The investment is accounted for by the equity method since the Company obtained a 37.5% equity interest.  Due to the continuous loss from inception through June 30, 2013 incurred by 360,  the Company did not recognize any income or return from the investment as doing so would have created a negative carrying value in the investment account.  The Company discontinued using the equity method rather than establish a negative balance.  The investment retains a zero balance until subsequent investee profits eliminate all unrealized losses.  In addition, 360 has had a negative equity position since inception of the investment thereby precluding any other disclosure regarding our underlying position in the net equity of 360.